ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 3) In Thousands, unless otherwise specified							0 Months Ended						1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Oct. 01, 2014 Conew Network	Oct. 01, 2014 Conew Network USD ($)	Oct. 01, 2014 Conew Network CNY	Dec. 31, 2014 VIEs USD ($)	Dec. 31, 2014 VIEs CNY	Dec. 31, 2013 VIEs CNY	Dec. 31, 2014 VIEs Exclusive technology development, support and consulting agreements	Dec. 31, 2014 VIEs Loan agreements USD ($)	Dec. 31, 2014 VIEs Loan agreements CNY	Dec. 31, 2014 VIEs Shareholder voting proxy agreements	Dec. 31, 2014 VIEs Business operation agreements	Dec. 31, 2014 VIEs Subsidiaries Due to Subsidiaries USD ($)	Dec. 31, 2014 VIEs Subsidiaries Due to Subsidiaries CNY	Dec. 31, 2013 VIEs Subsidiaries Due to Subsidiaries CNY	Dec. 31, 2014 VIEs Beijing Security and Conew Network Services Fee Payable USD ($)	Dec. 31, 2014 VIEs Beijing Security and Conew Network Services Fee Payable CNY	Dec. 31, 2013 VIEs Beijing Security and Conew Network Services Fee Payable CNY
Variable Interest Entity [Line Items]
Minimum service fees as percentage of VIE pre-tax revenue													30.00%
Loans granted to nominee shareholders by primary beneficiaries														$ 4,989	30,200
Shareholder voting proxy agreement effective term																10 years
Period of notice to terminate the agreement																30 days
Term of business operation agreement																	10 years
Assets, Current
Cash and cash equivalents	176,206	1,093,285	85,507	530,536	134,376	139,349				11,234	69,702	141,785
Accounts receivable	41,960	260,347		100,428						20,293	125,909	82,911
Prepayments and other current assets	29,015	180,029		63,037						6,560	40,702	23,949
Due from related parties	7,022	43,570		12,868						36,227	224,776	7,702
Deferred tax assets	434	2,693		1,913								63
Total current assets	337,418	2,093,545		764,562						74,314	461,089	256,410
Non-current assets
Property and equipment, net	7,399	45,905		31,326						5,645	35,026	21,114
Intangible assets, net	32,172	199,616	5,426	32,850						5,210	32,323	8,224
Goodwill	42,177	261,686	8,513	52,819	13,384					3,982	24,708	962
Long-term Investments	54,612	338,842		12,054						27,847	172,778
Deferred tax assets	1,029	6,384		7,178								306
Other non-current assets	8,896	55,197		8,804						956	5,932	693
Total non-current assets	146,285	907,630		145,031						43,640	270,767	31,299
Total assets	483,703	3,001,175		909,593						117,954	731,856	287,709
Current liabilities
Accounts payable	9,959	61,793		23,439						6,095	37,818	17,997
Accrued expenses and other current liabilities	77,635	481,694		181,551						15,442	95,809	88,287
Deferred revenue										5,516	34,225
Due to related parties (i)	4,817	29,885		31,893						68,123	422,673	78,501									39,164	243,000	25,987
Income tax payable	578	3,584		13,534								700
Total current liabilities (i)	100,194	621,656		263,968						95,176	590,525	185,485						66,275	411,212	77,711
Other non-current liabilities	4,759	29,525		9,485						456	2,828
Total non-current liabilities	15,578	96,650		51,557						456	2,828
Total liabilities	115,772	718,306		315,525						95,632	593,353	185,485
Line of Credit Facility [Abstract]
Term of loan facility							1 year
Loan facility maximum borrowing capacity								$ 16,117	100,000
Percentage of discount in interest rate with reference to the market rate (as a percent)								30.00%	30.00%